Inventories (Tables)	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Summary of Inventories
Inventories as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Finished goods	¥1,521,673	¥1,582,755
Work in process	93,412	80,730
Raw materials	827,884	807,105

Total	¥2,442,969	¥2,470,590